Consolidated Statements Of Cash Flows $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Cash flows from operating activities:
Profit for the year	₩ 4,173,239	$ 3,311,621	₩ 4,384,381	₩ 3,515,578
Adjustment for non-cash items
Net gains on financial assets at fair value through profit or loss	(437,347)	(347,051)	(274,515)	(566,447)
Net losses on derivative financial instruments for hedging purposes	141,759	112,491	213,996	(52,696)
Adjustment of fair value of derivative financial instruments	0	0	0	(3,198)
Provision for credit losses	1,835,988	1,456,925	1,185,133	1,043,498
Net losses on financial investments	236,685	187,818	97,813	(278,805)
Share of loss (profit) of associates and joint ventures	28,758	22,821	(93,526)	43,750
Depreciation and amortization expense	878,841	697,393	850,614	874,911
Amortization expense of VOBA	137,617	109,204	156,074	173,866
Other net losses (gains) on property and equipment/intangible assets	(251,858)	(199,859)	1,974	(124,218)
Share-based payments	58,275	46,243	101,935	49,364
Provision for policy reserves	1,046,300	830,278	2,761,135	2,709,818
Post-employment benefits	249,874	198,284	237,315	216,891
Net interest expense (income)	(89,588)	(71,091)	256,736	458,210
Losses (gains) on foreign currency translation	669,989	531,661	(665,282)	(116,786)
Gain on a bargain purchase	0	0	(288)	(145,067)
Other expenses	800,935	635,572	721,459	524,742
Adjustment for non-cash items (Sub-total)	5,306,228	4,210,691	5,550,573	4,807,833
Changes in operating assets and liabilities
Financial asset at fair value through profit or loss	3,121,774	2,477,245	(6,149,781)	(7,139,647)
Derivative financial instruments	546,095	433,347	39,343	(38,376)
Loans measured at fair value through other comprehensive income	(49,352)	(39,163)	(24,618)	81,803
Loans measured at amortized cost	(21,129,553)	(16,767,091)	(41,457,544)	(31,126,636)
Current income tax assets	(105,892)	(84,029)	10,581	(54,539)
Deferred income tax assets	(91,429)	(72,552)	(92,967)	(15,108)
Other assets	(1,222,952)	(970,458)	950,313	(5,996,324)
Financial liabilities at fair value through profit or loss	1,252,561	993,954	759,989	(3,247,108)
Deposits	16,566,047	13,145,778	32,497,922	27,381,662
Current income tax liabilities	335,003	265,837	(102,273)	323,313
Deferred income tax liabilities	(152,767)	(121,226)	294,130	(120,023)
Other liabilities	(2,862,918)	(2,271,833)	1,314,561	3,216,600
Changes in operating assets and liabilities (Sub-total)	(3,793,383)	(3,010,191)	(11,960,344)	(16,734,383)
Net cash inflow (outflow) from operating activities	5,686,084	4,512,120	(2,025,390)	(8,410,972)
Cash flows from investing activities:
Net cash flows from derivative financial instruments for hedging purposes	(166,066)	(131,780)	427	(64,177)
Disposal of financial asset at fair value through profit or loss	9,513,537	7,549,348	13,788,604	14,169,758
Acquisition of financial asset at fair value through profit or loss	(12,807,238)	(10,163,023)	(12,298,792)	(13,923,371)
Disposal of financial investments	25,993,266	20,626,630	50,825,909	83,143,443
Acquisition of financial investments	(43,612,269)	(34,607,968)	(56,633,996)	(92,206,817)
Disposal of investments in associates and joint ventures	167,690	133,068	678,636	210,266
Acquisition of investments in associates and joint ventures	(430,400)	(341,539)	(261,881)	(515,342)
Disposal of property and equipment	31,181	24,743	7,016	6,465
Acquisition of property and equipment	(296,937)	(235,631)	(286,613)	(424,862)
Disposal of investment property	1,292,114	1,025,341	177,033	646,263
Acquisition of investment property	(649,961)	(515,768)	(118,961)	(53,196)
Disposal of intangible assets	5,654	4,487	8,203	14,303
Acquisition of intangible assets	(237,258)	(188,273)	(191,696)	(182,859)
Net cash flows from changes in ownership of subsidiaries	932,428	739,917	374,992	(1,951,245)
Others	(21,456)	(17,026)	75,105	142,961
Net cash outflow from investing activities	(20,285,715)	(16,097,474)	(3,856,014)	(10,988,410)
Cash flows from financing activities:
Net cash flows from derivative financial instruments for hedging purposes	33,402	26,506	5,870	(16,202)
Net increase in borrowings	14,669,649	11,640,916	7,321,582	10,683,659
Increase in debentures	107,607,314	85,390,432	121,767,039	119,705,016
Decrease in debentures	(106,631,213)	(84,615,859)	(117,509,585)	(107,760,800)
Increase (decrease) in other payables to trust accounts	(1,225,402)	(972,402)	(509,106)	2,326,495
Dividends paid to shareholders of the Parent Company	(1,437,751)	(1,140,909)	(981,879)	(861,092)
Dividends paid on hybrid securities	(126,402)	(100,305)	(71,537)	(22,860)
Issuance of hybrid securities	1,596,030	1,266,510	1,142,233	1,296,783
Decrease in non-controlling interests	395,713	314,013	(24,145)	(25,658)
Redemption of principal of lease liabilities	(257,570)	(204,391)	(253,248)	(235,498)
Others	694,473	551,090	(65,826)	172,433
Net cash inflow from financing activities	15,318,243	12,155,599	10,821,398	25,262,276
Effect of exchange rate changes on cash and cash equivalents	170,639	135,408	241,544	(261,665)
Net increase (decrease) in cash and cash equivalents	889,251	705,654	5,181,538	5,601,229
Increase in beginning balance of cash and cash equivalents	25,273,273	20,055,288	20,091,735	14,490,506
Increase in ending balance of cash and cash equivalents	₩ 26,162,524	$ 20,760,942	₩ 25,273,273	₩ 20,091,735